Goodwill and Intangible Assets (Details) - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Customer list	$ 1,060,000	$ 1,060,000	$ 1,060,000
Less: accumulated amortization	(610,964)	(544,715)	(279,719)
Finite-lived intangible assets, net	$ 449,036	$ 515,285	$ 780,281